OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN
OTHER SHORT-TERM LIABILITIES - EQUIPMENT LOAN

NOTE 7 - OTHER SHORT-TERM LIABILITIES – EQUIPMENT LOAN

On December 11, 2019, the Company entered into a loan for $1,500,000 within an initial maturity of 18 months to fund the purchase of equipment to use in its production. The loan did not have a stated interest rate, and, therefore, the Company calculated an imputed discount of $109,627, which was amortized over 18 months. As of December 31, 2022, the discount had been completely amortized. The loan is secured by the production equipment.

On January 6, 2022, the first payment of $50,000 was made to the lender. The Company was granted forbearance with respect to further loan payments until the Company’s planned initial public offering (“IPO”) was funded. On September 6, 2022, the Company executed a settlement agreement and mutual release with the lender providing for the full repayment of the outstanding loan balance of $1,450,000 with a cash payment of $250,000 and the issuance of 266,667 restricted shares of Hempacco common stock. As of September 30, 2023, and December 31, 2022, the principal balance of the loan was $0.

NOTE 7 – OTHER SHORT-TERM LIABILITIES – EQUIPMENT LOAN

On December 11, 2019, The Company entered into a short-term loan for equipment to use in its production.  The terms of the loan were, $1,500,000 over 18 months with zero interest, which necessitated the calculation of an imputed discount of $109,627, which was being amortized over 18 months.  During the year ended December 31, 2022, the Company amortized the remaining discount of $30,465 to interest expense.

The loan is secured by the equipment, and the lender recently agreed to repayments of $50,000 per month, interest free, which would take approximately thirty months to retire the loan, assuming no additional paydowns were made by supplying smokable products. As of December 31, 2022, and December 31, 2021, the principal balance of the loan was $-0- and $1,482,681, respectively. On January 6, 2022, the first payment of $50,000 was made to Titan Agency Management.  The Company was granted forbearance with respect to further loan payments until the Company’s planned IPO was funded.

On September 6, 2022, a settlement agreement and mutual release was signed by the Company and the Titan Agency Management providing for the full repayment of the outstanding loan balance with a cash payment of $250,000 and the issuance of 266,667 restricted shares of Hempacco common stock.